ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Refund liability*	19,976,189	22,141,880
Accrued payroll and welfare	20,228,470	17,901,640
Accrued test monitoring fees	2,432,153	—
Accrued professional services expenses	3,791,413	3,102,467
Income taxes payable	14,834	1,081
Other current liabilities	9,461,451	5,999,035
Total accrued expenses and other payables	55,904,510	49,146,103